Contingent Liabilities and Commitments_Acceptances And Guarantees By Industry(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 5,001,971	₩ 5,919,291
Unconfirmed guarantees	2,635,501	2,285,377
Total	₩ 7,637,472	₩ 8,204,668
Proportion (%)	100.00%	100.00%
Financial institutions
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 23,317	₩ 74,282
Unconfirmed guarantees	7,353	3,710
Total	₩ 30,670	₩ 77,992
Proportion (%)	0.40%	0.95%
Manufacturing
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 2,799,593	₩ 3,315,257
Unconfirmed guarantees	1,270,721	1,141,571
Total	₩ 4,070,314	₩ 4,456,828
Proportion (%)	53.29%	54.32%
Service
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 655,057	₩ 765,051
Unconfirmed guarantees	100,004	63,847
Total	₩ 755,061	₩ 828,898
Proportion (%)	9.89%	10.10%
Wholesale & Retail
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 935,647	₩ 1,171,151
Unconfirmed guarantees	837,230	779,163
Total	₩ 1,772,877	₩ 1,950,314
Proportion (%)	23.21%	23.77%
Construction
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 335,156	₩ 509,329
Unconfirmed guarantees	198,996	129,111
Total	₩ 534,152	₩ 638,440
Proportion (%)	6.99%	7.78%
Public sector
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 165,249	₩ 82,646
Unconfirmed guarantees	129,944	92,445
Total	₩ 295,193	₩ 175,091
Proportion (%)	3.87%	2.13%
Others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 87,952	₩ 1,575
Unconfirmed guarantees	91,253	75,530
Total	₩ 179,205	₩ 77,105
Proportion (%)	2.35%	0.95%